Hedge accounting	12 Months Ended
Dec. 31, 2020
Disclosure Of Hedge Accounting [Line Items]
Disclosure Of General Hedge Accounting Explanatory

Note 25 Hedge accounting

Derivatives designated in hedge accounting relationships

The Group applies hedge accounting to interest rate risk and foreign exchange risk including structural foreign exchange risk related to net investments in foreign operations.

›Refer to “Market risk” in the “Risk management and control” section of this report for more information about how risks arise and how they are managed by the Group

Hedging instruments and hedged risk

Interest rate swaps are designated in fair value hedges or cash flow hedges of interest rate risk arising solely from changes in benchmark interest rates. Fair value changes arising from such risk are usually the largest component of the overall change in the fair value of the hedged position in transaction currency.

Cross-currency swaps are designated as fair value hedges of foreign exchange risk. FX forwards and FX swaps are mainly designated as hedges of structural foreign exchange risk related to net investments in foreign operations. In both cases the hedged risk arises solely from changes in spot foreign exchange rate.

The notional of the designated hedging instruments matches the notional of the hedged items, except when the interest rate swaps are re-designated in cash flow hedges, in which case the hedge ratio designated is determined based on the swap sensitivity.

Hedged items and hedge designation

Fair value hedges of interest rate risk related to debt instruments

Fair value hedges of interest rate risk related to debt instruments involve swapping fixed cash flows associated with the debt issued or debt securities held to floating cash flows by entering into interest rate swaps that receive fixed and pay floating cash flows or that pay fixed and receive floating cash flows, respectively. The variable future cash flows are based on the following benchmark rates: USD LIBOR, CHF LIBOR, EURIBOR, GBP LIBOR, AUD LIBOR, JPY LIBOR and SGD LIBOR.

Fair value hedges of portfolio interest rate risk related to loans designated under IAS 39

The Group hedges an open portfolio of long-term fixed-rate mortgage loans in CHF using interest rate swaps that pay a fixed rate of interest and receive a floating rate of interest. Both the hedged portfolio and the hedging instruments are adjusted on a monthly basis to reflect changes in size and the maturity profile of the hedged portfolio. The existing hedge relationship is discontinued and a new one is designated. Changes in the portfolio are driven by new loans originated or existing loans repaid.

Cash flow hedges of forecast transactions

The Group hedges forecast cash flows on non-trading financial assets and liabilities that bear interest at variable rates or are expected to be refinanced or reinvested in the future, due to movements in future market rates. The amounts and timing of future cash flows, representing both principal and interest flows, are projected on the basis of contractual terms and other relevant factors, including estimates of prepayments and defaults. The aggregate principal balances and interest cash flows across all portfolios over time form the basis for identifying the non-trading interest rate risk of the Group, which is hedged with interest rate swaps, the maximum maturity of which is 10 years. Cash flow forecasts and risk exposures are monitored and adjusted on an ongoing basis, and consequently additional hedging instruments are traded and designated, or are alternatively terminated resulting in a hedge discontinuance.

Fair value hedges of foreign exchange risk related to debt instruments

Debt instruments denominated in currencies other than the US dollar are designated in fair value hedges of spot foreign exchange risk, in addition to and separate from the fair value hedges of interest rate risk. Cross-currency swaps economically convert debt denominated in currencies other than the US dollar to US dollars. This hedge accounting program started on 1 January 2020, with the adoption of the hedge accounting requirements of IFRS 9, Financial Instruments, by UBS.

›Refer to Note 1b for more information

Hedges of net investments in foreign operations

The Group applies hedge accounting for certain net investments in foreign operations, which include subsidiaries, branches and associates. Upon maturity of hedging instruments, typically two months, the hedge relationship is terminated and new designations are made to reflect any changes in the net investments in foreign operations.

Economic relationship between hedged item and hedging instrument

For hedges designated under IFRS 9, the economic relationship between the hedged item and the hedging instrument is determined based on a qualitative analysis of their critical terms. In cases where hedge designation takes place after origination of the hedging instrument, a quantitative analysis of the possible behavior of hedging derivative and the hedged item during their respective terms is also performed.

For the fair value hedge of portfolio interest rate risk related to loans, designated under IAS 39, hedge effectiveness is assessed by comparing changes in the fair value of the hedged portfolio of loans attributable to changes in the designated benchmark interest rate with the changes in the fair value of the interest rate swaps.

Sources of hedge ineffectiveness

In hedges of interest rate risk, hedge ineffectiveness can arise from mismatches of critical terms and / or the use of different curves to discount the hedged item and instrument, or from entering into a hedge relationship after the trade date of the hedging derivative.

In hedges of foreign exchange risk related to debt issued, hedge ineffectiveness can arise due to the discounting of the hedging instruments and undesignated risk components and lack of such discounting and risk components in the hedged items.

In hedges of net investments in foreign operations, ineffectiveness is unlikely unless the hedged net assets fall below the designated hedged amount. The exceptions are hedges where the hedging currency is not the same as the currency of the foreign operation, where the currency basis may cause ineffectiveness.

Derivatives not designated in hedge accounting relationships

Non-hedge accounted derivatives are mandatorily held for trading with all fair value movements taken to Other net income from financial instruments measured at fair value through profit or loss, even when held as an economic hedge or to facilitate client clearing. The one exception relates to forward points on certain short- and long-duration foreign exchange contracts acting as economic hedges, which are reported in Net interest income

All hedges: designated hedging instruments and hedge ineffectiveness
	As of or for the year ended
	31.12.20
		Carrying amount
USD million	Notional amount	Derivative financial assets	Derivative financial liabilities	Changes in fair value of hedging instruments[1]	Changes in fair value of hedged items[1]	Hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss
Interest rate risk
Fair value hedges	80,759		12	1,231	(1,247)	(16)
Cash flow hedges	72,732	18		2,213	(2,012)	201
Foreign exchange risk
Fair value hedges[2,3]	21,555	449	7	(1,735)	1,715	(20)
Hedges of net investments in foreign operations	13,775	3	194	(937)	936	(2)

	As of or for the year ended
	31.12.19
		Carrying amount
USD million	Notional amount	Derivative financial assets	Derivative financial liabilities	Changes in fair value of hedging instruments[1]	Changes in fair value of hedged items[1]	Hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss
Interest rate risk
Fair value hedges	69,750	33	14	1,389	(1,376)	13
Cash flow hedges	69,443	16		1,639	(1,571)	68
Foreign exchange risk
Hedges of net investments in foreign operations	11,992	9	171	(142)	134	(8)
1 Amounts used as the basis for recognizing hedge ineffectiveness for the period. 2 Fair value hedges of foreign exchange risk started on 1 January 2020. 3 The foreign currency basis spread of cross-currency swaps designated as hedging derivatives is excluded from the hedge accounting designation and accounted for as a cost of hedging with amounts deferred in Other comprehensive income within Equity.

Fair value hedges: designated hedged items
USD million	31.12.20		31.12.19
	Interest rate risk	FX risk[2]	Interest rate risk
Debt issued measured at amortized cost
Carrying amount of designated debt issued	70,429	21,555	67,379
of which: accumulated amount of fair value hedge adjustment	2,401		1,099
Other financial assets measured at amortized cost – debt securities
Carrying amount of designated debt securities	3,242
of which: accumulated amount of fair value hedge adjustment	(38)
Loans and advances to customers designated in fair value hedges of portfolio interest rate risk under IAS 39
Carrying amount of designated loans	10,374		4,494
of which: accumulated amount of fair value hedge adjustment on the portfolio that was subject to hedge accounting[1]	100		117
of which: accumulated amount of fair value hedge adjustment subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting[1]	111		172
1 Amounts presented within Other financial assets measured at amortized cost and Other financial liabilities measured at amortized cost. 2 Fair value hedges of foreign exchange risk started on 1 January 2020.

Fair value hedges related to debt issued and debt securities: profile of the timing of the nominal amount of the hedging instrument
	31.12.20
USD billion	Due within1 month	Due between1 and 3 months	Due between3 and 12 months	Due between1 and 5 years	Due after5 years	Total
Interest rate swaps	0	4	9	46	12	70
Cross-currency swaps [1]	0	0	4	16	2	22

	31.12.19
USD billion	Due within1 month	Due between1 and 3 months	Due between3 and 12 months	Due between1 and 5 years	Due after5 years	Total
Interest rate swaps		3	9	40	14	65
1 Fair value hedges of foreign exchange risk using cross-currency swaps started on 1 January 2020.

Cash flow hedge reserve on a pre-tax basis
USD million	31.12.20	31.12.19
Amounts related to hedge relationships for which hedge accounting continues to be applied	2,560	1,596
Amounts related to hedge relationships for which hedge accounting is no longer applied	296	(43)
Total other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis	2,856	1,553

Foreign currency translation reserve on a pre-tax basis
USD million	31.12.20	31.12.19
Amounts related to hedge relationships for which hedge accounting continues to be applied	(559)	386
Amounts related to hedge relationships for which hedge accounting is no longer applied	268	257
Total other comprehensive income recognized directly in equity related to hedging instruments designated as net investment hedges, on a pre-tax basis	(291)	643

Interest rate benchmark reform

The Group continues to apply the relief provided by Interest Rate Benchmark Reform (amendments to IFRS 9, IAS 39 and IFRS 7), published by the IASB in September 2019.

The interest rate benchmarks subject to interest rate benchmark reforms to which the Group’s hedge relationships are exposed are USD LIBOR, CHF LIBOR, GBP LIBOR, AUD LIBOR, JPY LIBOR, HKD LIBOR, SGD LIBOR and EONIA. Existing financial instruments designated in hedge relationships referencing these interest rate benchmarks will transition to alternative reference rates (ARRs) unless they mature before the transition takes place.

The Group’s hedge relationships are also exposed to Euro Inter-bank Offered Rate (EURIBOR), for which there is no uncertainty arising from the interest rate benchmark reform. EURIBOR is expected to continue to exist as a benchmark rate for the foreseeable future. Thus, the Group does not consider its hedges involving the EURIBOR benchmark interest rate to be directly affected by the interest rate benchmark reform.

The Group established a cross-divisional, cross-regional governance structure and change program to address the scale and complexity of this transition.

Apart from EURIBOR hedges, UBS applies the relief to all its fair value hedges of interest rate risk and to those cash flow hedge relationships where the hedged risk is LIBOR or EONIA. The following table provides details on the notional amount and carrying amount of the hedging instruments in those hedge relationships maturing after 31 December 2021 or 30 June 2023 for USD LIBOR hedges, which are the expected cessation dates of the applicable interest rate benchmarks. The comparative information in the table below has been amended to consistently reflect this approach.

Hedges of net investments in foreign operations are not affected by the amendments.

›Refer to Note 1a item 2j for more information about the relief provided by the amendments to IFRS 9, IAS 39 and IFRS 7 related to interest rate benchmark reform

Hedging instruments referencing LIBOR
	31.12.20			31.12.19
		Carrying amount			Carrying amount
USD million	Notional amount	Derivative financial assets	Derivative financial liabilities	Notional amount	Derivative financial assets	Derivative financial liabilities
Interest rate risk
Fair value hedges	37,146	1	(12)	26,355	1	(14)
Cash flow hedges	11,179	0	0	5,895	0	0

UBS AG
Disclosure Of Hedge Accounting [Line Items]
Disclosure Of General Hedge Accounting Explanatory

Note 25 Hedge accounting

Derivatives designated in hedge accounting relationships

UBS AG applies hedge accounting to interest rate risk and foreign exchange risk including structural foreign exchange risk related to net investments in foreign operations.

›Refer to “Market risk” in the “Risk management and control” section of this report for more information about how risks arise and how they are managed by the UBS AG

Hedging instruments and hedged risk

Interest rate swaps are designated in fair value hedges or cash flow hedges of interest rate risk arising solely from changes in benchmark interest rates. Fair value changes arising from such risk are usually the largest component of the overall change in the fair value of the hedged position in transaction currency.

Cross-currency swaps are designated as fair value hedges of foreign exchange risk. FX forwards and FX swaps are mainly designated as hedges of structural foreign exchange risk related to net investments in foreign operations. In both cases the hedged risk arises solely from changes in spot foreign exchange rate.

The notional of the designated hedging instruments matches the notional of the hedged items, except when the interest rate swaps are re-designated in cash flow hedges, in which case the hedge ratio designated is determined based on the swap sensitivity.

Hedged items and hedge designation

Fair value hedges of interest rate risk related to debt instruments

Fair value hedges of interest rate risk related to debt instruments involve swapping fixed cash flows associated with the debt issued or debt securities held to floating cash flows by entering into interest rate swaps that receive fixed and pay floating cash flows or that pay fixed and receive floating cash flows, respectively. The variable future cash flows are based on the following benchmark rates: USD LIBOR, CHF LIBOR, EURIBOR, GBP LIBOR, AUD LIBOR, JPY LIBOR and SGD LIBOR.

Fair value hedges of portfolio interest rate risk related to loans designated under IAS 39

UBS AG hedges an open portfolio of long-term fixed-rate mortgage loans in CHF using interest rate swaps that pay a fixed rate of interest and receive a floating rate of interest. Both the hedged portfolio and the hedging instruments are adjusted on a monthly basis to reflect changes in size and the maturity profile of the hedged portfolio. The existing hedge relationship is discontinued and a new one is designated. Changes in the portfolio are driven by new loans originated or existing loans repaid.

Cash flow hedges of forecast transactions

UBS AG hedges forecast cash flows on non-trading financial assets and liabilities that bear interest at variable rates or are expected to be refinanced or reinvested in the future, due to movements in future market rates. The amounts and timing of future cash flows, representing both principal and interest flows, are projected on the basis of contractual terms and other relevant factors, including estimates of prepayments and defaults. The aggregate principal balances and interest cash flows across all portfolios over time form the basis for identifying the non-trading interest rate risk of UBS AG, which is hedged with interest rate swaps, the maximum maturity of which is 10 years. Cash flow forecasts and risk exposures are monitored and adjusted on an ongoing basis, and consequently additional hedging instruments are traded and designated, or are alternatively terminated resulting in a hedge discontinuance.

Fair value hedges of foreign exchange risk related to debt instruments

Debt instruments denominated in currencies other than the US dollar are designated in fair value hedges of spot foreign exchange risk, in addition to and separate from the fair value hedges of interest rate risk. Cross currency swaps economically convert debt denominated in currencies other than the US dollar to US dollars. This hedge accounting program started on 1 January 2020, with the adoption of the hedge accounting requirements of IFRS 9, Financial Instruments, by UBS.

›Refer to Note 1b for more information

Hedges of net investments in foreign operations

UBS AG applies hedge accounting for certain net investments in foreign operations, which include subsidiaries, branches and associates. Upon maturity of hedging instruments, typically two months, the hedge relationship is terminated and new designations are made to reflect any changes in the net investments in foreign operations.

Economic relationship between hedged item and hedging instrument

For hedges designated under IFRS 9, the economic relationship between the hedged item and the hedging instrument is determined based on a qualitative analysis of their critical terms. In cases where hedge designation takes place after origination of the hedging instrument, a quantitative analysis of the possible behavior of hedging derivative and the hedged item during their respective terms is also performed.

For the fair value hedge of portfolio interest rate risk related to loans, designated under IAS 39, hedge effectiveness is assessed by comparing changes in the fair value of the hedged portfolio of loans attributable to changes in the designated benchmark interest rate with the changes in the fair value of the interest rate swaps.

Sources of hedge ineffectiveness

In hedges of interest rate risk, hedge ineffectiveness can arise from mismatches of critical terms and / or the use of different curves to discount the hedged item and instrument, or from entering into a hedge relationship after the trade date of the hedging derivative.

In hedges of foreign exchange risk related to debt issued, hedge ineffectiveness can arise due to the discounting of the hedging instruments and undesignated risk components and lack of such discounting and risk components in the hedged items.

In hedges of net investments in foreign operations, ineffectiveness is unlikely unless the hedged net assets fall below the designated hedged amount. The exceptions are hedges where the hedging currency is not the same as the currency of the foreign operation, where the currency basis may cause ineffectiveness.

Derivatives not designated in hedge accounting relationships

Non-hedge accounted derivatives are mandatorily held for trading with all fair value movements taken to Other net income from financial instruments measured at fair value through profit or loss, even when held as an economic hedge or to facilitate client clearing. The one exception relates to forward points on certain short- and long-duration foreign exchange contracts acting as economic hedges, which are reported in Net interest income

All hedges: designated hedging instruments and hedge ineffectiveness
	As of or for the year ended
	31.12.20
USD million	Notional amount	Carrying amount		Changes in fair value of hedging instruments[1]	Changes in fair value of hedged items[1]	Hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss
		Derivative financial assets	Derivative financial liabilities
Interest rate risk
Fair value hedges	80,759		12	1,231	(1,247)	(16)
Cash flow hedges	72,732	18		2,213	(2,012)	201
Foreign exchange risk
Fair value hedges[2,3]	21,555	449	7	(1,735)	1,715	(20)
Hedges of net investments in foreign operations	13,634	3	193	(939)	938	(2)

	As of or for the year ended
	31.12.19
USD million	Notional amount	Carrying amount		Changes in fair value of hedging instruments[1]	Changes in fair value of hedged items[1]	Hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss
		Derivative financial assets	Derivative financial liabilities
Interest rate risk
Fair value hedges	69,750	33	14	1,389	(1,376)	13
Cash flow hedges	69,443	16		1,639	(1,571)	68
Foreign exchange risk
Hedges of net investments in foreign operations	11,875	9	170	(153)	144	(8)
1 Amounts used as the basis for recognizing hedge ineffectiveness for the period. 2 Fair value hedges of foreign exchange risk started on 1 January 2020. 3 The foreign currency basis spread of cross-currency swaps designated as hedging derivatives is excluded from the hedge accounting designation and accounted for as a cost of hedging with amounts deferred in Other comprehensive income within Equity.

Fair value hedges: designated hedged items
USD million	31.12.20		31.12.19
	Interest rate risk	FX risk[2]	Interest rate risk
Debt issued measured at amortized cost
Carrying amount of designated debt issued	24,247	10,889	26,120
of which: accumulated amount of fair value hedge adjustment	761		574
Funding from UBS Group AG and its subsidiaries
Carrying amount of designated debt instruments	46,182	10,666	41,258
of which: accumulated amount of fair value hedge adjustment	1,640		525
Other financial assets measured at amortized cost – debt securities
Carrying amount of designated debt securities	3,242
of which: accumulated amount of fair value hedge adjustment	(38)
Loans and advances to customers designated in fair value hedges of portfolio interest rate risk under IAS 39
Carrying amount of designated loans	10,374		4,494
of which: accumulated amount of fair value hedge adjustment on the portfolio that was subject to hedge accounting[1]	100		117
of which: accumulated amount of fair value hedge adjustment subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting[1]	111		172
1 Amounts presented within Other financial assets measured at amortized cost and Other financial liabilities measured at amortized cost. 2 Fair value hedges of foreign exchange risk started on 1 January 2020.

Fair value hedges related to debt issued and debt securities: profile of the timing of the nominal amount of the hedging instrument
	31.12.20
USD billion	Due within1 month	Due between1 and 3 months	Due between3 and 12 months	Due between1 and 5 years	Due after5 years	Total
Interest rate swaps	0	4	9	46	12	70
Cross-currency swaps[1]	0	0	4	16	2	22

	31.12.19
USD billion	Due within1 month	Due between1 and 3 months	Due between3 and 12 months	Due between1 and 5 years	Due after5 years	Total
Interest rate swaps		3	9	40	14	65
1 Fair value hedges of foreign exchange risk using cross-currency swaps started on 1 January 2020.

Cash flow hedge reserve on a pre-tax basis
USD million	31.12.20	31.12.19
Amounts related to hedge relationships for which hedge accounting continues to be applied	2,560	1,596
Amounts related to hedge relationships for which hedge accounting is no longer applied	296	(43)
Total other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis	2,856	1,554

Foreign currency translation reserve on a pre-tax basis
USD million	31.12.20	31.12.19
Amounts related to hedge relationships for which hedge accounting continues to be applied	(569)	377
Amounts related to hedge relationships for which hedge accounting is no longer applied	268	257
Total other comprehensive income recognized directly in equity related to hedging instruments designated as net investment hedges, on a pre-tax basis	(302)	634

Interest rate benchmark reform

UBS AG continues to apply the relief provided by Interest Rate Benchmark Reform (amendments to IFRS 9, IAS 39 and IFRS 7), published by the IASB in September 2019.

The interest rate benchmarks subject to interest rate benchmark reforms to which UBS AG’s hedge relationships are exposed are USD LIBOR, CHF LIBOR, GBP LIBOR, AUD LIBOR, JPY LIBOR, HKD LIBOR, SGD LIBOR and EONIA. Existing financial instruments designated in hedge relationships referencing these interest rate benchmarks will transition to alternative reference rates (ARRs) unless they mature before the transition takes place.

UBS AG’s hedge relationships are also exposed to Euro Inter-bank Offered Rate (EURIBOR), for which there is no uncertainty arising from the interest rate benchmark reform. EURIBOR is expected to continue to exist as a benchmark rate for the foreseeable future. Thus, UBS AG does not consider its hedges involving the EURIBOR benchmark interest rate to be directly affected by the interest rate benchmark reform.

UBS AG established a cross-divisional, cross-regional governance structure and change program to address the scale and complexity of this transition.

Apart from EURIBOR hedges, UBS AG applies the relief to all its fair value hedges of interest rate risk and to those cash flow hedge relationships where the hedged risk is LIBOR or EONIA. The following table provides details on the notional amount and carrying amount of the hedging instruments in those hedge relationships maturing after 31 December 2021 or 30 June 2023 for USD LIBOR hedges, which are the expected cessation dates of the applicable interest rate benchmarks. The comparative information in the table below has been amended to consistently reflect this approach.

Hedges of net investments in foreign operations are not affected by the amendments.

›Refer to Note 1a item 2j for more information about the relief provided by the amendments to IFRS 9, IAS 39 and IFRS 7 related to interest rate benchmark reform

Hedging instruments referencing LIBOR
	31.12.20			31.12.19
		Carrying amount			Carrying amount
USD million	Notional amount	Derivative financial assets	Derivative financial liabilities	Notional amount	Derivative financial assets	Derivative financial liabilities
Interest rate risk
Fair value hedges	37,146	1	(12)	26,355	1	(14)
Cash flow hedges	11,179	0	0	5,895	0	0